Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2021
Property and Equipment
Schedule of property, plant, equipment and depreciation

	Office equipment	Leasehold
	and computers	improvements(iii)	Vehicles	Buildings	Total
Cost	$	$	$	$	$
Balance, October 31, 2019	452	10,505	167	2,800	13,924
Additions	306	1,989	-	-	2,295
Additions from business combinations	31	1,180	-	-	1,211
Impairment loss	(11)	(694)	-	-	(705)
Balance, October 31, 2020	778	12,980	167	2,800	16,725
Additions	626	9,923	14	-	10,563
Additions from business combinations	1,857	5,516	5	-	7,378
Disposal (i) (ii)	(146)	(1,061)	(170)	-	(1,377)
Impairment loss (iv)	(4)	(129)	-	-	(133)
Foreign currency translation	(11)	(5)	-	-	(16)
Balance, October 31, 2021	3,100	27,224	16	2,800	33,140

Accumulated depreciation
Balance, October 31, 2019	127	1,265	148	2	1,542
Depreciation	125	1,953	10	10	2,098
Balance, October 31, 2020	252	3,218	158	12	3,640
Depreciation	1,044	4,192	9	44	5,289
Disposal (i) (ii)	(89)	(291)	(158)	-	(538)
Foreign currency translation	(2)	(5)	-	-	(7)
Balance, October 31, 2021	1,205	7,114	9	56	8,384

Balance, October 31, 2020	526	9,762	9	2,788	13,085
Balance, October 31, 2021	1,895	20,110	7	2,744	24,756

(i)

During the year ended October 31, 2021, the Company sold it’s 49% interest in two of the joint ventures under META that each operate as a retail cannabis store in Manitoba. The Company has recognized $647 as a gain on the sale.

(ii)

On July 15, 2021, the Company completed the sale of three of its KushBar retail cannabis stores to Halo Collective Inc. (“Halo” formerly Halo Labs Inc.) for total gross proceeds of $5,700. In the prior year, the Company was paid a deposit of $3,500 by way of issuance of 13,461,538 common shares of Halo at a deemed price of $0.26 per common share.  During the fiscal year 2020, the Company had sold those shares and received a net amount of $1,700. On the date of close, July 15, 2021, the Company received a convertible promissory note (Note 11) issued by Halo Collective Inc. in the principal amount of $1,800 with a conversion rate of $0.16 per pre-consolidated Halo common share. The promissory note is recorded at a fair value through profit and loss of $1,522 based on risk adjusted discount rate of 15%. For the year ended October 31, 2021, the Company recognized $2,654 as a gain on the sale of assets.

(iii)	During the year ended October 31, 2021, there were additions of $2,170 (2020 - $1,020) in assets under construction, largely related to cannabis retail locations not yet in operation.
(iv)

During the year ended October 31, 2021, the Company identified two locations from the Meta acquisition that would not be operated due to market pressures and increased competition, which resulted in an impairment of $133.